INVENTORIES - Summary of inventories and written down of inventories (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INVENTORIES
Finished goods	R$ 1,504,134	R$ 814,320
Parts and accessories	168,777	180,286
Construction material	152,789	126,889
Warehouse and others	43,359	27,809
Inventories	1,869,059	1,149,304
Provision for obsolete inventories	R$ 38,747	R$ 26,841